Product Sales (Tables)	12 Months Ended
Jul. 03, 2016
Segment Reporting [Abstract]
Schedule of Product Sales

Sales by product group were as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 3, 2016		June 28, 2015		June 29, 2014
	Net Sales	%	Net Sales	%	Net Sales	%
Keys & Locksets	$113,765	28%	$114,287	28%	$115,379	33%
Power Access	83,747	21	68,078	16	60,141	17
Door Handles & Exterior Trim	61,376	15	60,864	15	48,034	14
Driver Controls	55,955	14	57,894	14	53,729	16
Aftermarket & OE Service	48,200	12	78,717	19	49,586	14
Latches	28,023	7	24,320	6	14,664	4
Other	10,353	3	7,315	2	6,886	2
	$401,419	100%	$411,475	100%	$348,419	100%